Property, Plant and Equipment - Aging of Capitalized Exploratory Well Costs (Detail) - Construction in progress [member] - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
One year or less	¥ 23,428	¥ 23,924
Over one year	15,379	12,177
Capitalized Exploratory Well Costs	¥ 38,807	¥ 36,101